Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 137,606	$ 138,086	$ 270,303	$ 274,132
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	105,174	106,921	205,764	213,331
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	32,432	31,165	64,539	60,801
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	92,738	94,791	181,492	188,586
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	92,738	94,791	181,492	188,586
Services [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	44,868	43,295	88,811	85,546
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	12,436	12,130	24,272	24,745
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 32,432	$ 31,165	$ 64,539	$ 60,801